Taxation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Taxation
12	TAXATION

(a)	Taxation in the consolidated statements of comprehensive income represents:

			2018	2017	2016
	Note		Million	Million	Million

Current tax
Provision for the PRC enterprise income tax on the estimated taxable profits for the year	(i	)	34,395	36,945	39,709
Provision for Hong Kong profits tax on the estimated assessable profits for the year	(ii	)	275	260	193

			34,670	37,205	39,902

Deferred tax

Origination and reversal of temporary differences, net (note 20)			1,274	(3,482)	(4,279)

			35,944	33,723	35,623

Note:

(i)

The provision for the PRC enterprise income tax is based on the statutory tax rate of 25% (2017: 25%; 2016: 25%) on the estimated taxable profits determined in accordance with the relevant income tax rules and regulations of the PRC for the year ended December 31, 2018. Certain subsidiaries of the Company enjoy the preferential tax rate of 15% (2017: 15%; 2016: 15%).

(ii)	The provision for Hong Kong profits tax is calculated at 16.5% (2017: 16.5%; 2016: 16.5%) of the estimated assessable profits for the year ended December 31, 2018.

(iii)

Pursuant to the “Notice regarding Matters on Determination of Tax Residence Status of Chinese-controlled Offshore Incorporated Enterprises under Rules of Effective Management” issued by SAT in 2009 (“2009 Notice”), the Company is qualified as a PRC offshore-registered resident enterprise. Accordingly, the dividend income of the Company from its subsidiaries in the PRC is exempted from PRC enterprise income tax.

(b)	Reconciliation between income tax expense and accounting profit at applicable tax rates:

	2018	2017	2016
	Million	Million	Million

Profit before taxation	153,895	148,137	144,462

Notional tax on profit before tax, calculated at the PRC’s statutory tax rate of 25% (Note)	38,474	37,034	36,116
Tax effect of non-taxable items
- Income from investments accounted for using the equity method	(3,465)	(2,487)	(2,159)
- Interest and other income	(131)	(41)	(22)
Tax effect of non-deductible expenses on the PRC operations	604	772	798
Tax effect of non-deductible expenses on Hong Kong operations	85	70	76
Rate differential of certain PRC operations (note 12(a)(i))	(1,835)	(2,317)	(1,580)
Rate differential on Hong Kong operations (note 12(a)(ii))	(189)	(182)	(133)
Tax effect of deductible temporary difference for which no deferred tax asset was recognized	1,414	154	1,562
Tax effect of deductible tax loss for which no deferred tax asset was recognized	1,267	818	1,349
Others	(280)	(98)	(384)

Taxation	35,944	33,723	35,623

Note: The PRC’s statutory tax rate is adopted as the majority of the Group’s operations are subject to this rate.

(c)	The tax (charged)/credited relating to components of other comprehensive income is as follows:

	2018			2017			2016
	Before tax	Tax charged	After tax	Before tax	Tax credited	After tax	Before tax	Tax charged	After tax
	Million	Million	Million	Million	Million	Million	Million	Million	Million

Change in value of available-for-sale financial assets	—	—	—	(7)	2	(5)	32	(8)	24
Change in value of financial assets at FVOCI	(168)	—	(168)	—	—	—	—	—	—
Currency translation differences	1,160	—	1,160	(735)	—	(735)	774	—	774
Share of other comprehensive income/(loss) of investments accounted for using the equity method	1,248	—	1,248	(1,038)	—	(1,038)	(1,059)	—	(1,059)

Other comprehensive income/(loss)	2,240	—	2,240	(1,780)	2	(1,778)	(253)	(8)	(261)

Current tax		—			—			—
Deferred tax		—			2			(8)

		—			2			(8)